Lease Arrangements - Other Lease Information (Detail)	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure Of Finance Lease And Operating Lease By Lessee [Abstract]
Expenses relating to short-term leases	$ 251,549
Expenses relating to low-value asset leases	7,385
Total cash outflow for leases	$ 538,236